Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the Company had the following subsequent events:

Refinancing Loan Payable

On May 7, 2024, the Company amended the financing arrangement to borrow an additional $518,750 resulting in the weekly payments to increase to $90,229 to be paid over 48 weeks. This amendment decreased the effective interest rate to 49%.

New Loan Payable

On April 4, 2024, the Company entered into a new financing arrangement to borrow $400,000 with weekly payments of $21,600 to be paid over 28 weeks. This financing arrangement has an effective interest rate to 51%.

13.	Subsequent Events

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the Company had the following subsequent events:

Series A Preferred Stock Issuance

On January 2, 2024, the Company entered into a subscription agreement (the “Subscription Agreement”) with Target Capital 1, LLC (“Target”), pursuant to which Target purchased 20,000 shares of Series A preferred stock for gross proceeds of $200,000. The issuance and sale of the Series A preferred stock to Target was consummated in a privately negotiated transaction exempt from registration pursuant to Rule 506(b) of Regulation D under the Securities Act of 1933, as amended.

“Best-Efforts” Offering of Class A Common Stock

On January 26, 2024, the Company filed an amended registration statement on Form S-1/A to register the Company’s public offering and sale, on a reasonable best-efforts basis, of up to 26,581,605 shares of Class A Common Stock at an assumed offering price of $0.188 (the “Best-Efforts Offering”), for anticipated gross proceeds of approximately $5,000,000. On February 13, 2024, the Company closed the Best-Efforts Offering of shares of Class A common stock for gross proceeds of approximately $4,000,000, prior to deducting placement agent fees and other offering expenses payable by the Company. The Company intends to use the net proceeds from this offering for strategic acquisitions, the engagement of external, third-party marketing and business consultants, working capital and general corporate purposes.

IR Agency Consulting Agreement

On February 8, 2024, the Company entered into a consulting agreement with a provider of investor relations-related services (“IR Agency”). Pursuant to the IR Agency Consulting Agreement, the Company has engaged IR Agency, on a non-exclusive basis, to prepare marketing materials and leverage digital newsletters to build a digital community of potential investors in the Company.

As consideration for its performance under the IR Agency Consulting Agreement, the Company will pay IR Agency a non-refundable fee of $1,250,000 in cash. IR Agency is not a registered broker-dealer or investment advisor and will not engage in any activities on behalf of the Company that would require it to be registered as a broker-dealer or investment advisor. In addition, IR Agency is being engaged by the Company as an independent contractor and not in an employer-employee or joint venturer relationship.

The IR Agency Consulting Agreement has a term of six (6) months and may be terminated by written notice, with or without cause, by Inspire at any time.

Consulting Agreement

On February 8, 2024, the Company entered into a Consulting Agreement with unrelated third party pursuant to which the Company engaged to provide business consulting services in the veterinary medicine sector.

As consideration for its performance under the Consulting Agreement, the Company will pay the consultant a fee of $500,000. The Consulting Agreement also provides that the Company will reimburse the consultant, from time to time, for all out-of-pocket expenses, including travel costs, actually and properly incurred in connection with providing the consulting engagement.

Common Stock Purchase Agreement

On February 14, 2024, the Company issued 1,214,293 shares of Class A Common stock, per share to an Investor. In addition, the Company, on February 13, 2024, issued a prefunded warrant to purchase up to 1,654,889 shares of Class A common stock of the Company to the Investor. The Company issued the shares and the warrant in fulfilment to its obligation to issue “commitment shares” to the Investor upon its entry into the purchase agreement. The Company issued the shares and warrant to the Investor exempt from registration pursuant to Rule 506(b) of Regulation D under the Securities Act of 1933. The Company did not receive any proceeds with respect to the issuance of the Commitment Shares or the Warrant and does not expect to receive any material proceeds from the Investor’s exercise, if any, of Warrant for the purchase of Warrant shares.

Consulting Payment

On March 6, 2024, the Company entered into a Consulting Agreement with Charles “Chuck” Keiser, DVM, an experienced professional of veterinary medicine and the business of veterinary medicine, and a former member of the board of directors of the Company, pursuant to which the Company agreed to compensate Dr. Keiser for certain consulting services that he has provided to the Company relating to veterinary medicine business support and other related activities.

As consideration for Dr. Keiser’s consulting services to the Company, the Company issued to Dr. Kesier $151,695.60 worth of restricted shares of Class A common stock of the Company, which resulted in the issuance of 1,865,875 shares of Class A common stock based on the closing price of $0.0813 per share on the last trading day immediately prior to the date of the Consulting Agreement, as quoted on The Nasdaq Capital Market.

General Release

On March 6, 2024, the Company entered into a General Release Agreement with Kenneth Seth Lundquist, DVM, Charles “Chuck” Keiser, DVM, and Don I. Williamson, Jr. DVM, and the Estate of Gregory Armstrong (each, a “Releasor” and collectively, the “Releasors”), pursuant to which the Company agreed to issue to each Releasor $5,000 worth of restricted shares of Class A common stock of the Company, which resulted in the issuance of 61,501 shares of Class A common stock to each Releasor, based on the closing price of $0.0813 per share on the last trading day immediately prior to the date of the General Release Agreement, as quoted on The Nasdaq Capital Market.

Securities Purchase Agreement

On March 26, Inspire Veterinary entered into a securities purchase agreement (the “Purchase Agreement”) with certain investors. Pursuant to the Purchase Agreement, Inspire Veterinary issued to certain investors two Increasing OID Senior Notes (each a “Note” and collectively the “Notes”) each for $250,000. The Notes have a maturity date of the earlier of December 26, 2024 or the consummation of a capital raise (the “Maturity Date”).

The Notes contain an original issue discount (“OID”) which shall be: (i) fifteen percent (15%) if the Notes are satisfied and paid in full on or before the forty-fifth (45th) day after the Original Issue Date (as such term is defined in the Notes), (ii) twenty percent (20%) if the Notes are satisfied and paid in full after such 45th day but on or before the ninetieth (90th) day after the Original Issue Date, and (iii) thirty percent (30%) after such 90th day. The Notes can be prepaid at any time prior to the Maturity Date without any penalties.

The Notes must be repaid in full from any future capital raises (debt, equity or any other form of capital raise) of Inspire Veterinary. All of the funds raised must be used to repay the Notes until the Notes are repaid in full.

The Notes are convertible into shares of common stock of Inspire Veterinary, in full or in part, at any time after issuance at the discretion of the noteholder at a fixed conversion price of $0.03 per share (the “Fixed Conversion Price”).

If the Notes are not repaid by the Maturity Date the default provisions are as follow: (i) The Face Value (as such term is defined in the Notes) of the Notes will increase by 20% (to a 50% OID -- $1,000,000 Face Value); (ii) the conversion price of the Notes will become convertible at the lower of (a) the Fixed Conversion Price or (b) 20% discount to a 3-Day volume-weighted average price (the “Default Conversion Price”).

Loan Payable

On March 26, 2024, the Company entered into a Merchant Cash Advance Agreement for gross proceeds of $400,000 with an unrelated third-party financial institution. Under the terms of the agreement, the Company must pay $24,983 each week for 24 weeks with the first payment being due April 1, 2024.